Intangible Asset, Net	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

Note 7 – Intangible Asset, net

As of March 31, 2020 and 2019, intangible assets consisted of the following:

	As of March 31,
	2020	2019

Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(104,000)	(72,000)
	$216,000	$248,000

	Weighted Average Amortization Period (Years)	March 31, 2018	Acquisitions	Impairment Charges	March 31, 2019	Acquisitions	Impairment Charges	March 31, 2020

Distribution Channel	10	$320,000	-	-	320,000	-	-	320,000

Amortization expense was $32,000, $32,000 and $32,000 for the years ended March 31, 2020, 2019 and 2018, respectively. Amortization expense is $32,000 for each of the next 5 years.